Trade and other receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Trade And Other Receivables
Trade and other receivables
12.	Trade and other receivables

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Trade receivables:
- third parties	2,971,932	3,821,607	2,740,055
Less: Allowance for expected credit loss	(457,557)	(588,373)	(588,373)
	2,514,375	3,233,234	2,151,682
Deposits	5,489,917	7,105,501	6,772,629
Prepayments	167,319	215,156	430,767
Other receivables:
- third parties	154,162	198,237	134,188
	8,325,773	10,752,128	9,489,266

Trade receivables are unsecured, non-interest bearing and are generally on 30 days terms (June 30, 2025: 30 days).

There is no other class of financial assets that is past due and/or impaired except for trade receivables.

Trade and other receivables are denominated in Singapore Dollar.

Basel Medical Group Ltd and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial period ended December 31, 2025

12.	Trade and other receivables (Continued)

The movement in allowance for expected credit losses of trade receivables computed based on lifetime ECL was as follows:

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Beginning of financial period/year	457,557	588,373	460,413
Allowance for expected credit losses	-	-	277,101
Less: Reversal of allowance for expected credit losses	-	-	(149,141)
End of financial period/year	457,557	588,373	588,373

12.	Trade and other receivables

	2025	2025	2024
	US$	S$	S$

Trade receivables:
- third parties	2,154,300	2,740,055	2,133,573
Less: Allowance for expected credit loss	(462,593)	(588,373)	(460,413)
	1,691,707	2,151,682	1,673,160
Deposits	5,324,813	6,772,629	90,252
Prepayments	338,679	430,767	28,163
Other receivables:
- third parties	105,502	134,188	213,644
	7,460,701	9,489,266	2,005,219

Trade receivables are unsecured, non-interest bearing and are generally on 60 days terms (June 30, 2024: 60 days).

There is no other class of financial assets that is past due and/or impaired except for trade receivables.

Trade and other receivables are denominated in Singapore Dollar.

The deposits include payments made for custodian services amounting to S$4,701,220 (US$3,696,218), which are classified as non-financial assets and earmarked for use in upcoming mergers and acquisitions within the Singapore market.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

12.	Trade and other receivables (Continued)

The movement in allowance for expected credit losses of trade receivables computed based on lifetime ECL was as follows:

	2025	2025	2024
	US$	S$	S$

Beginning of financial year	361,988	460,413	465,986
Allowance for expected credit losses	217,863	277,101	50,168
Less: Reversal of allowance for expected credit losses	(117,258)	(149,141)	(55,741)
End of financial year	462,593	588,373	460,413